Note 1 - Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	2018	2019
A	28%	23%
B	28%	24%
C	11%	8%
D	23%	39%
Total	90%	94%

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]

	2018	2019
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	124,392	98,563
Restricted cash – current portion	5,199	147,292
Restricted cash – non-current portion	30,256	38,043
Total cash, cash equivalents and restricted cash	$159,847	$283,898